Pledged Assets and Debt - Subsidiary Notes Payable (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 15, 2019	Mar. 31, 2019	Dec. 31, 2016	Dec. 31, 2018	Dec. 13, 2018	Dec. 12, 2018	Dec. 11, 2018	Sep. 06, 2018	Dec. 31, 2017	Apr. 25, 2017	May 24, 2016
Debt
Net principal, current		$ 869,000		$ 884,000
Net principal, noncurrent		69,894,000		70,938,000
Repurchase of secured notes		(2,000,000)
Note, Secured, due April 2019
Debt
Principal				70,000,000	$ 70,000,000
Note, secured, due April 2020
Debt
Principal				70,000,000		$ 63,500,000
Credit Facility
Debt
Deferred Issuance costs, noncurrent				0
Amount repaid of the outstanding borrowings.	$ 2,000,000
Repurchase of secured notes	2,000,000
Credit Facility | Common units B
Debt
Outstanding amount	$ 7,143
Subsidiary notes payable
Debt
Principal		71,807,000		71,838,000
Principal, current		869,000		884,000
Principal, noncurrent		70,938,000		70,954,000
Deferred issuance costs		1,044,000		16,000
Deferred Issuance costs, noncurrent		1,044,000		16,000
Net principal		70,763,000		71,822,000
Net principal, current		869,000		884,000
Net principal, noncurrent		69,894,000		70,938,000
Subsidiary notes payable | Note, Secured, due April 2019
Debt
Interest rate (as a percent)								17.00%
Subsidiary notes payable | Note, secured, due April 2020
Debt
Principal		70,000,000		70,000,000
Deferred issuance costs		1,044,000		16,000
Net principal		68,956,000		69,984,000
Face amount of debt		$ 70,000,000		$ 70,000,000		$ 70,000,000	$ 63,500,000		$ 70,000,000
Interest rate (as a percent)		16.75%		16.75%					16.75%
Subsidiary notes payable | Term note, secured, due July 2019
Debt
Principal		$ 806,000		$ 822,000
Net principal		806,000		822,000
Face amount of debt		$ 1,425,000		$ 1,425,000					$ 1,425,000
Interest rate (as a percent)		4.25%		4.25%
Subsidiary notes payable | Term Note, secured, due May 2021
Debt
Principal		$ 1,001,000		$ 1,016,000
Net principal		1,001,000		1,016,000
Face amount of debt		$ 1,165,000		$ 1,165,000					1,165,000		$ 1,165,000
Interest rate (as a percent)		4.50%		4.50%
Senior secured notes payable
Debt
Deferred Issuance costs, noncurrent				$ 0
Predecessor
Debt
Net principal, current									118,000
Net principal, noncurrent									61,077,000
Repurchase of secured notes			$ (38,809,000)
Predecessor | Note, Secured, due April 2019
Debt
Principal					$ 63,500,000					$ 63,500,000
Predecessor | Credit Facility
Debt
Deferred Issuance costs, noncurrent									1,871,000
Predecessor | Subsidiary notes payable
Debt
Principal									61,958,000
Principal, current									119,000
Principal, noncurrent									61,839,000
Deferred issuance costs									763,000
Deferred Issuance costs, noncurrent									762,000
Net principal									61,195,000
Net principal, current									118,000
Net principal, noncurrent									61,077,000
Predecessor | Subsidiary notes payable | Note, secured, due April 2020
Debt
Principal									60,000,000
Deferred issuance costs									744,000
Net principal									59,256,000
Predecessor | Subsidiary notes payable | Term note, secured, due July 2019
Debt
Principal									882,000
Deferred issuance costs									5,000
Net principal									877,000
Predecessor | Subsidiary notes payable | Term Note, secured, due May 2021
Debt
Principal									1,076,000
Deferred issuance costs									14,000
Net principal									1,062,000
Predecessor | Senior secured notes payable
Debt
Deferred issuance costs									1,664,000
Deferred Issuance costs, noncurrent									1,664,000
Principal									$ 249,790,000
Predecessor | Senior secured notes payable | 10.75% Senior Secured Notes due 2019
Debt
Interest rate (as a percent)						10.75%			10.75%